Finance income and finance expense (Details)	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Disclosure of finance income (cost) [text block] [Abstract]
Derivative financial instruments	SFr 416,003		SFr 2,250,222	SFr 663,725
Revaluation loss	5,085
Net foreign currency exchange agins	289,961
Net foreign currency exchange gains		$ 3,700	SFr 71,525	7,744
Interest expenses include interest paid	SFr 3,699			SFr 3,745